September 13, 2012

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:	Minnesota Life Variable Life Account
	File Number 33-64395 and 811-4585

Dear Ladies and Gentlemen:

On behalf of Minnesota Life Variable Life Account (the
Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange
Commission on September 10, 2012.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at
(651) 665-4593.

Sincerely,

/s/ Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Counsel

TEW:tmy